Goodwill and Intangible Assets (Tables)	12 Months Ended
Oct. 25, 2015
Goodwill and Intangible Assets
Schedule of changes in the carrying amount of goodwill

	Grocery	Refrigerated		Specialty	International
(in thousands)	Products	Foods	JOTS	Foods	& Other	Total
Balance as of October 27, 2013	$ 322,942	$ 96,643	$ 203,214	$ 207,028	$ 104,645	$ 934,472

Goodwill acquired	–	–	–	263,829	28,105	291,934

Balance as of October 26, 2014	$ 322,942	$ 96,643	$ 203,214	$ 470,857	$ 132,750	$ 1,226,406
Goodwill acquired	–	488,476	–	–	–	488,476
Purchase Adjustments	–	–	–	7,096	–	7,096
Impairment charge	–	–	–	(21,537)	–	(21,537)

Product line Disposal	(521)	(435)	–	–	(1)	(957)

Balance as of October 25, 2015	$ 322,421	$ 584,684	$ 203,214	$ 456,416	$ 132,749	$ 1,699,484

Schedule of gross carrying amount and accumulated amortization for definite-lived intangible assets

	October 25, 2015			October 26, 2014
	Gross		Weighted-	Gross		Weighted-
	Carrying	Accumulated	Avg Life	Carrying	Accumulated	Avg Life
(in thousands)	Amount	Amortization	(in Years)	Amount	Amortization	(in Years)
Customer lists/relationships	$ 83,190	$ (13,939)	12.1	$ 67,540	$ (19,336)	11.0

Formulas and recipes	7,490	(6,865)	7.2	17,854	(15,955)	8.8

Proprietary software and technology	7,010	(6,901)	8.1	14,820	(13,542)	10.2

Other intangibles	2,370	(1,195)	7.5	4,746	(4,503)	7.4

Total	$ 100,060	$ (28,900)	11.3	$ 104,960	$ (53,336)	10.4

Schedule of amortization expense
(in millions)
2015	$ 8.1
2014	9.4
2013	9.5

Schedule of estimated annual amortization expense	Estimated annual amortization expense for the five fiscal years after October 25, 2015, is as follows:
(in millions)
2016	$ 8.2
2017	7.6
2018	7.0
2019	7.0
2020	6.8

Schedule of carrying amounts for indefinite-lived intangible assets
	October 25,	October 26,
(in thousands)	2015	2014
Brand/tradename/trademarks	$ 748,075	$ 495,282
Other intangibles	7,984	7,984
Total	$ 756,059	$ 503,266